Risk/Return Detail Data - FidelityTotalBondFund-AMCIZPRO	Oct. 30, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Income Fund
FidelityTotalBondFund-AMCIZPRO | Fidelity Total Bond Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: Fidelity® Total Bond Fund /Fidelity Advisor® Total Bond Fund A, M, C, I, Z
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Total Bond Fund seeks a high level of current income.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 37 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Text]	Shareholder fees
Operating Expenses Caption [Text]	Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	Dec. 31, 2025
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 206 % of the average value of its portfolio.
Portfolio Turnover, Rate	206.00%
Expenses Deferred Charges [Text Block]	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.75% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 37 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in debt securities of all types and repurchase agreements for those securities. Using the Bloomberg U.S. Universal Bond Index as a guide in allocating assets across the investment-grade, high yield, and emerging markets asset classes. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics. Investing up to 20% of assets in lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds). Managing the fund to have similar overall interest rate risk to the index. Investing in domestic and foreign issuers. Allocating assets across different asset classes, market sectors, and maturities. Analyzing the credit quality of the issuer, the issuer's potential for success, the credit, currency, and economic risks of the security and its issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments. Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default), options, and futures contracts - and forward-settling securities, to adjust the fund's risk exposure. Investing in Fidelity's Central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines) consistent with the asset classes discussed above.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.401k.com and log in (plan accounts) or institutional.fidelity.com (all other accounts) for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]	www.401k.com and log in (plan accounts) or institutional.fidelity.com (all other accounts)
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Narrative [Text Block]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Bar Chart, Year to Date Return	5.10%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Dec. 31, 2023
Highest Quarterly Return	6.86%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Jun. 30, 2022
Lowest Quarterly Return	(6.25%)
Performance Table Heading	Average Annual Returns
Performance Table Does Reflect Sales Loads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityTotalBondFund-AMCIZPRO | Fidelity Total Bond Fund | Fidelity Advisor Total Bond Fund - Class A
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	4.00%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.28%	[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.21%
Total annual operating expenses	0.74%
Fee waiver and/or expense reimbursement	none
Total annual operating expenses after fee waiver and/or expense reimbursement	0.74%
1 year	$ 473
3 years	627
5 years	795
10 years	1,282
1 Year	473
3 Years	627
5 Years	795
10 Years	$ 1,282
2014	5.22%
2015	(0.73%)
2016	5.53%
2017	3.97%
2018	(1.07%)
2019	9.54%
2020	9.01%
2021	(0.30%)
2022	(13.15%)
2023	6.91%
FidelityTotalBondFund-AMCIZPRO | Fidelity Total Bond Fund | Fidelity Advisor Total Bond Fund - Class C
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%	[3]
Management fee	0.28%	[2]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.23%
Total annual operating expenses	1.51%
Fee waiver and/or expense reimbursement	none
Total annual operating expenses after fee waiver and/or expense reimbursement	1.51%
Expenses Deferred Charges [Text Block]	On Class C shares redeemed less than one year after purchase.
1 year	$ 254
3 years	477
5 years	824
10 years	1,593
1 Year	154
3 Years	477
5 Years	824
10 Years	$ 1,593
FidelityTotalBondFund-AMCIZPRO | Fidelity Total Bond Fund | Fidelity Advisor Total Bond Fund - Class M
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	4.00%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.28%	[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.21%
Total annual operating expenses	0.74%
Fee waiver and/or expense reimbursement	none
Total annual operating expenses after fee waiver and/or expense reimbursement	0.74%
1 year	$ 473
3 years	627
5 years	795
10 years	1,282
1 Year	473
3 Years	627
5 Years	795
10 Years	$ 1,282
FidelityTotalBondFund-AMCIZPRO | Fidelity Total Bond Fund | Fidelity Advisor Total Bond Fund - Class I
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.28%	[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.21%
Total annual operating expenses	0.49%
Fee waiver and/or expense reimbursement	none
Total annual operating expenses after fee waiver and/or expense reimbursement	0.49%
1 year	$ 50
3 years	157
5 years	274
10 years	616
1 Year	50
3 Years	157
5 Years	274
10 Years	$ 616
FidelityTotalBondFund-AMCIZPRO | Fidelity Total Bond Fund | Fidelity Advisor Total Bond Fund - Class Z
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.28%	[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.11%
Total annual operating expenses	0.39%
Fee waiver and/or expense reimbursement	0.03%	[4]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.36%
1 year	$ 37
3 years	121
5 years	215
10 years	489
1 Year	37
3 Years	121
5 Years	215
10 Years	$ 489
Annual Return, Inception Date	Dec. 22, 2014
FidelityTotalBondFund-AMCIZPRO | Fidelity Total Bond Fund | Return Before Taxes | Fidelity Advisor Total Bond Fund - Class A
Risk/Return:
Label	Return Before Taxes
Past 1 year	2.63%
Past 5 years	1.19%
Past 10 years	1.87%
FidelityTotalBondFund-AMCIZPRO | Fidelity Total Bond Fund | Return Before Taxes | Fidelity Advisor Total Bond Fund - Class C
Risk/Return:
Label	Return Before Taxes
Past 1 year	5.10%
Past 5 years	1.23%
Past 10 years	1.66%
FidelityTotalBondFund-AMCIZPRO | Fidelity Total Bond Fund | Return Before Taxes | Fidelity Advisor Total Bond Fund - Class M
Risk/Return:
Label	Return Before Taxes
Past 1 year	2.64%
Past 5 years	1.17%
Past 10 years	1.86%
FidelityTotalBondFund-AMCIZPRO | Fidelity Total Bond Fund | Return Before Taxes | Fidelity Advisor Total Bond Fund - Class I
Risk/Return:
Label	Return Before Taxes
Past 1 year	7.18%
Past 5 years	2.28%
Past 10 years	2.54%
FidelityTotalBondFund-AMCIZPRO | Fidelity Total Bond Fund | Return Before Taxes | Fidelity Advisor Total Bond Fund - Class Z
Risk/Return:
Label	Return Before Taxes
Past 1 year	7.33%
Past 5 years	2.40%
Since Inception	2.36%	[5]
FidelityTotalBondFund-AMCIZPRO | Fidelity Total Bond Fund | After Taxes on Distributions | Fidelity Advisor Total Bond Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	1.00%
Past 5 years	(0.11%)
Past 10 years	0.60%
FidelityTotalBondFund-AMCIZPRO | Fidelity Total Bond Fund | After Taxes on Distributions and Sales | Fidelity Advisor Total Bond Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	1.52%
Past 5 years	0.40%
Past 10 years	0.89%
FidelityTotalBondFund-AMCIZPRO | Fidelity Total Bond Fund | LB001
Risk/Return:
Label	Bloomberg U.S. Aggregate Bond Index
Past 1 year	5.53%
Past 5 years	1.10%
Past 10 years	1.81%
FidelityTotalBondFund-AMCIZPRO | Fidelity Total Bond Fund | LB091
Risk/Return:
Label	Bloomberg U.S. Universal Bond Index
Past 1 year	6.17%
Past 5 years	1.44%
Past 10 years	2.08%

[1]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.75% and 0.25%, respectively.

[2]	A Adjusted to reflect current fees.
[3]	B On Class C shares redeemed less than one year after purchase.
[4]
B Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.36% (the Expense Cap). If at any time during the current fiscal year expenses for Class Z of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through December 31, 2025 . FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

[5]	A From December 22, 2014 .